Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Operating activities:
Net profit	$ 3,169	$ 2,983	$ 2,968
Adjustments to reconcile net profit to net cash provided by operating activities:
Depreciation and amortization	565	524	466
Interest and dividend income	(138)	(139)	(108)
Finance cost	56	35	27
Income tax expense	1,177	1,142	1,068
Exchange differences on translation of assets and liabilities, net	11	21	15
Impairment loss recognized/(reversed) under expected credit loss model	15	35	23
Stock compensation expense	79	64	56
Provision for post sale client support	9	15
Interest receivable on income tax refund	(234)
Other adjustments	176	65	8
Changes in working capital
Trade receivables and unbilled revenues	(322)	(875)	(1,064)
Prepayments and other assets	(151)	(404)	(225)
Trade payables	11	(35)	200
Unearned revenues	21	103	299
Other liabilities and provisions	(182)	407	632
Cash generated from operations	4,262	3,941	4,365
Income taxes paid	(1,114)	(1,088)	(1,020)
Net cash generated by operating activities	3,148	2,853	3,345
Investing activities:
Expenditure on property, plant and equipment and intangibles	(266)	(319)	(290)
Deposits placed with corporation	(102)	(123)	(121)
Redemption of deposits placed with corporations	86	94	101
Interest and dividend received	110	120	109
Payment for acquisition of business, net of cash acquired		(113)
Payments to acquire Investments
Liquid mutual fund units and fixed maturity plan securities	(7,990)	(8,739)	(7,240)
Target maturity fund units		(49)
Certificates of deposit	(1,027)	(1,280)	(560)
Quoted debt securities	(184)	(228)	(786)
Commercial paper	(1,254)	(371)
Other investments	(2)	(2)	(3)
Proceeds on sale of Investments
Liquid mutual fund units and fixed maturity plan securities	7,818	8,890	7,186
Certificates of deposit	1,111	1,287	105
Quoted debt securities	203	318	494
Commercial paper	782	284
Equity and preference securities		12
Other investments	3		1
Escrow and other deposits pertaining to Buyback		(59)	(57)
Redemption of escrow and other deposits pertaining to Buyback		59	57
Other payments	(12)	(8)	(10)
Other receipts	16	9	9
Net cash used in investing activities	(708)	(218)	(1,005)
Financing activities:
Payment of lease liabilities	(245)	(151)	(125)
Payment of dividends	(1,777)	(1,697)	(1,703)
Payment of dividends to non-controlling interests of subsidiary	(5)	(3)	(11)
Shares issued on exercise of employee stock options	1	4	2
Payment towards purchase of non-controlling interest	(2)
Other payments	(88)	(59)	(17)
Other receipts		16	32
Buyback of equity shares including transaction costs and tax on buyback		(1,398)	(1,503)
Net cash used in financing activities	(2,116)	(3,288)	(3,325)
Net increase/(decrease) in cash and cash equivalents	324	(653)	(985)
Effect of exchange rate changes on cash and cash equivalents	(32)	(171)	(90)
Cash and cash equivalents at the beginning	1,481	2,305	3,380
Cash and cash equivalents at the end	1,773	1,481	2,305
Supplementary information:
Restricted cash balance	$ 42	$ 44	$ 62